Concentration and risks (Tables)	6 Months Ended
Mar. 31, 2025
Risks and Uncertainties [Abstract]
Schedule of concentration of credit risk

(b) Concentration of customers:

The following customers accounted for 10% or more of revenue for the six months ended March 31, 2024 and 2025:

	Six Months Ended March 31,
	2024	2025
	RMB	RMB
Customer A	43,320,274	42,257,767
Customer B	3,476,508	10,051,313
Customer C	16,651,004	34,440,743

The following customers accounted for 10% or more of the Group’s accounts receivable and amounts due from related parties as of September 30, 2024 and March 31, 2025:

	As of September 30, 2024	As of March 31, 2025
	RMB	RMB
Customer A	4,525,495	3,826,469
Customer B	7,055,869	6,706,071
Customer C	1,748,863	1,748,863
Customer D	*	3,177,983

(c) Concentration of suppliers

Below suppliers represent more than 10% of the Group’s total purchases for the six months ended March 31, 2024 and 2025:

	Six Months Ended March 31,
	2024	2025
	RMB	RMB
Supplier A	*	18,600,197
Supplier B	*	10,377,124
Supplier C	*	7,641,441

*	Represents less than 10%